Income Tax	6 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Income Tax
8.	Income Tax

The components of the provision for income taxes were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014 $	2013 $	2014 $	2013 $
Current	(375)	(533)	(770)	(1,181)
Deferred	—	(267)	—	(462)

Income tax expense	(375)	(800)	(770)	(1,643)